Financial assets at fair value through other comprehensive income (Table)	12 Months Ended
Dec. 31, 2019
15. Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income
	2019	2018
	£m	£m
Debt securities and other eligible bills	64,103	51,026
Equity securities	1,023	1,122
Loans and advances	624	668
Financial assets at fair value through other comprehensive income	65,750	52,816